Tax paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Tax paid
Net amounts payable/(receivable) at beginning of year	R 1,465	R 2,410	R (307)
Net interest and penalties on tax	(12)	(5)	(1)
Income tax per income statement	10,156	12,925	16,231
Reclassification to held for sale			34
Foreign exchange differences recognised in income statement	(10)	104	25
Translation of foreign operations	(15)	(17)	(41)
Current tax beginning balance and expenses	11,584	15,417	15,941
Net tax payable per statement of financial position	(652)	(1,465)	(2,410)
Tax payable	(1,108)	(1,876)	(3,142)
Tax receivable	456	411	732
Per the statement of cash flows	10,932	13,952	13,531
Dividend withholding tax			(68)
Normal tax including dividend withholding tax	10,932	13,952	13,531
South Africa
Tax paid
Normal tax	7,939	11,500	11,739
Foreign Countries
Tax paid
Normal tax	R 2,993	R 2,452	R 1,860